Warrant liabilities	12 Months Ended
Dec. 31, 2022
Warrant liabilities [Abstract]
Warrant liabilities
13.	Warrant liabilities

Due to the characteristics of certain warrants, the fixed-for-fixed condition is not met. Therefore the Company records these warrants as financial liabilities measured at fair value upon initial recognition. At each subsequent reporting date, the warrants are re-measured at fair value and the change in fair value is recognized through profit or loss. Upon warrant exercise, the fair value previously recognized in warrant liabilities is transferred from warrant liabilities to share capital.

The following table summarizes the changes in the warrant liabilities for the Company’s warrants for the period ending December 31, 2022, 2021 and 2020:

	Number of warrants	Amount
Balance, December, 2019	-	-
Issued	36,858	193,505
Expired	(36,858)	193,505
Balance, December, 2020	-	$-
Warrants issued	9,098,514	33,989,639
Revaluation of warrant liabilities	-	(1,551,013)
Foreign currency translation	-	(495,261)

Balance, December, 2021	9,098,514	$31,943,365
Warrants issued	3,029,748	7,007,643
Warrants cancelled (note 14(b)(ix))	(3,029,748)	(5,887,840)
Pre-funded warrants issued (note 14(b)(ix))	300,000	927,463
Pre-funded warrants exercised (note 14(b)(ix))	(300,000)	(927,463)
Revaluation of warrant liabilities	-	(32,010,637)
Foreign currency translation	-	(230,834)
Balance, December 31, 2022	9,098,514	$821,697

The fair value of the Company’s warrants has been determined using the Black-Scholes pricing model and the following weighted average assumptions:

	Issued in 2022	As at December 31, 2022	Issued in 2021	As at December 31, 2021
Spot price (in CAD$)	$3.78	$0.47	$6.04	$5.97
Risk-free interest rate	1.62%	4.07%	0.66%	1.03%
Expected annual volatility	145%	143%	139%	147%
Expected life (years)	3.50	2.01	3.43	2.72
Dividend	nil	nil	nil	nil

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2022:

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	1,872,659	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	2,112,773	7.11
September 9, 2025	3,029,748	6.25
	9,098,514	7.04

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2021:

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
March 16, 2024	3,121,099	9.42
June 18, 2024	2,083,334	5.97
April 9, 2025	3,894,081	7.11
	9,098,514	7.64

The following table reflects the Company’s warrants outstanding and exercisable as at December 31, 2020:

Expiry date	Warrants outstanding and exercisable	Weighted average exercise price (CAD$)
August 14, 2021	36,858	5.25
	36,858	5.25